Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 983		$ 239,759	$ (15,272,029)	$ (15,031,287)
Balance (in Shares) at Dec. 31, 2023	9,835,000
Remeasurement of common stock subject to redemption			(402,653)	(723,614)	(1,126,267)
Net loss				(2,648,946)	(2,648,946)
Class A common stock to be transferred to fund promissory note			162,894		162,894
Excise tax payable attributable to redemption of Class A common stock				(216,777)	(216,777)
Balance at Dec. 31, 2024	$ 983			(18,861,366)	(18,860,383)
Balance (in Shares) at Dec. 31, 2024	9,835,000
Remeasurement of common stock subject to redemption				117,802	117,802
Net loss				(768,658)	(768,658)
Class A common stock to be transferred to fund promissory note			90,835		90,835
Balance at Mar. 31, 2025	$ 983		90,835	(19,512,222)	(19,420,404)
Balance (in Shares) at Mar. 31, 2025	9,835,000
Balance at Dec. 31, 2024	$ 983			(18,861,366)	(18,860,383)
Balance (in Shares) at Dec. 31, 2024	9,835,000
Remeasurement of common stock subject to redemption			(112,015)	117,802	5,787
Net loss				(1,271,227)	(1,271,227)
Class A common stock to be transferred to fund promissory note			90,835		90,835
Class A common stock to be transferred in connection with Polar subscription agreement			400,000		400,000
Reversal of excise tax payable attributable to redemption of common stock				2,612,826	2,612,826
Balance at Dec. 31, 2025	$ 983		378,820	(17,401,965)	(17,022,162)
Balance (in Shares) at Dec. 31, 2025	9,835,000
Remeasurement of common stock subject to redemption			(2,754)		(2,754)
Net loss				(465,596)	(465,596)
Balance at Mar. 31, 2026	$ 983		$ 376,066	$ (17,867,561)	$ (17,490,512)
Balance (in Shares) at Mar. 31, 2026	9,835,000